Shareholders' Equity - Schedule of Share Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share Based Compensation Expense [Line Items]
Total share-based compensation expenses	$ 21,756	$ 22,589	$ 22,649
Cost of services [Member] | Cost of products [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total share-based compensation expenses	2,018	2,356	2,185
Cost of services [Member] | Cost of services [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total share-based compensation expenses	1,703	1,758	1,676
Research and development, net [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total share-based compensation expenses	5,310	5,759	5,312
Sales and marketing [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total share-based compensation expenses	6,228	6,689	7,361
General and administrative [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total share-based compensation expenses	$ 6,497	$ 6,027	$ 6,115